UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to January 31, 2010

Item 1:           Schedule of Investments

Credit Suisse Large Cap Growth Fund

Schedule of Investments

January 31, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.6%)
Aerospace & Defense (3.6%)
Alliant Techsystems, Inc.*§	400	$31,588
General Dynamics Corp.	200	13,370
Goodrich Corp.	200	12,382
Honeywell International, Inc.	2,000	77,280
ITT Corp.	1,500	72,465
Lockheed Martin Corp.	11,600	864,432
Northrop Grumman Corp.	200	11,320
Precision Castparts Corp.	500	52,625
Raytheon Co.	6,500	340,795
Rockwell Collins, Inc.	300	15,957
United Technologies Corp.	6,300	425,124
		1,917,338
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	700	39,641
Expeditors International of Washington, Inc.	400	13,640
FedEx Corp.	100	7,835
United Parcel Service, Inc. Class B	2,000	115,540
Uti Worldwide, Inc.	1,000	13,730
		190,386
Airlines (0.1%)
Copa Holdings SA Class A	300	15,594
Delta Air Lines, Inc.*	2,000	24,460
		40,054
Auto Components (0.1%)
Johnson Controls, Inc.	1,100	30,613
The Goodyear Tire & Rubber Co.*	500	6,670
WABCO Holdings, Inc.	496	12,822
		50,105
Beverages (2.5%)
Coca-Cola Enterprises, Inc.	900	18,171
Dr. Pepper Snapple Group, Inc.	200	5,532
Hansen Natural Corp.*	300	11,535
Pepsi Bottling Group, Inc.	400	14,880
PepsiAmericas, Inc.	200	5,810
PepsiCo, Inc.	17,000	1,013,540
The Coca-Cola Co.	4,700	254,975
		1,324,443
Biotechnology (3.2%)
Amgen, Inc.*	21,900	1,280,712
Biogen Idec, Inc.*	900	48,366
Celgene Corp.*	1,300	73,814
Genzyme Corp.*	800	43,408
Gilead Sciences, Inc.*	5,000	241,350
Myriad Genetics, Inc.*	600	14,100
Talecris Biotherapeutics Holdings Corp.*§	500	11,700
Vertex Pharmaceuticals, Inc.*§	400	15,360
		1,728,810
Building Products (0.1%)
Armstrong World Industries, Inc.*§	700	25,501

Capital Markets (1.2%)
Ameriprise Financial, Inc.	200	7,648
BlackRock, Inc.§	200	42,764
Franklin Resources, Inc.	1,000	99,030
Greenhill & Co., Inc.	1,300	101,140
Investment Technology Group, Inc.*	300	6,150

	Number of Shares	Value
COMMON STOCKS
Capital Markets
Lazard, Ltd. Class A	700	$26,978
Morgan Stanley	900	24,102
Northern Trust Corp.	700	35,364
State Street Corp.	900	38,592
T. Rowe Price Group, Inc.§	700	34,734
TD Ameritrade Holding Corp.*	700	12,432
The Bank of New York Mellon Corp.	800	23,272
The Charles Schwab Corp.	2,600	47,554
The Goldman Sachs Group, Inc.	700	104,104
Waddell & Reed Financial, Inc. Class A	400	12,532
		616,396
Chemicals (1.4%)
Air Products & Chemicals, Inc.	100	7,596
Ashland, Inc.	200	8,082
Cabot Corp.	200	5,156
Celanese Corp. Series A	600	17,460
CF Industries Holdings, Inc.	1,500	139,290
Cytec Industries, Inc.	100	3,731
E.I. Du Pont de Nemours & Co.	700	22,827
Eastman Chemical Co.	1,830	103,450
Ecolab, Inc.	1,000	43,900
International Flavors & Fragrances, Inc.	563	22,390
Lubrizol Corp.	300	22,107
Monsanto Co.	1,500	113,820
Praxair, Inc.	700	52,724
RPM International, Inc.	2,300	43,010
Sigma-Aldrich Corp.	200	9,570
The Dow Chemical Co.	200	5,418
The Mosaic Co.	600	32,106
The Scotts Miracle-Gro Co. Class A	1,970	78,209
Valspar Corp.	300	7,944
Westlake Chemical Corp.	200	4,106
		742,896
Commercial Banks (0.4%)
U.S. Bancorp	1,200	30,096
Wells Fargo & Co.	7,000	199,010
		229,106
Commercial Services & Supplies (0.1%)
Cintas Corp.	200	5,022
Iron Mountain, Inc.*	300	6,858
R. R. Donnelley & Sons Co.	500	9,910
The Brink’s Co.	400	9,352
Waste Management, Inc.	1,200	38,460
		69,602
Communications Equipment (3.2%)
Cisco Systems, Inc.*	23,200	521,304
CommScope, Inc.*	200	5,442
Harris Corp.	200	8,584
Harris Stratex Networks, Inc. Class A	10	72
Juniper Networks, Inc.*	3,500	86,905
Motorola, Inc.*	700	4,305
Polycom, Inc.*	300	6,729
QUALCOMM, Inc.	27,200	1,065,968
		1,699,309
Computers & Peripherals (13.2%)
Apple, Inc.*	10,900	2,094,108
Dell, Inc.*	4,600	59,340
EMC Corp.*	30,400	506,768
Hewlett-Packard Co.	4,900	230,643

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
International Business Machines Corp.	19,100	$2,337,649
NetApp, Inc.*	16,100	468,993
QLogic Corp.*	700	12,033
SanDisk Corp.*	400	10,168
Seagate Technology	4,500	75,285
STEC, Inc.*§	300	4,206
Synaptics, Inc.*§	100	2,531
Teradata Corp.*	600	16,782
Western Digital Corp.*	33,122	1,258,305
		7,076,811
Construction & Engineering (0.2%)
Dycom Industries, Inc.*	93	760
Fluor Corp.	1,175	53,274
Jacobs Engineering Group, Inc.*	500	18,895
Quanta Services, Inc.*	300	5,466
The Shaw Group, Inc.*	500	16,145
		94,540
Consumer Finance (0.5%)
American Express Co.	5,900	222,194
AmeriCredit Corp.*§	300	6,291
Capital One Financial Corp.	400	14,744
Discover Financial Services	300	4,104
		247,333
Containers & Packaging (0.0%)
Crown Holdings, Inc.*	300	7,143
Pactiv Corp.*	400	9,020
Sealed Air Corp.	300	5,952
		22,115
Distributors (0.0%)
LKQ Corp.*	500	9,375

Diversified Consumer Services (1.1%)
Apollo Group, Inc. Class A*	500	30,295
Brink’s Home Security Holdings, Inc.*	300	12,300
Career Education Corp.*§	500	10,875
Corinthian Colleges, Inc.*§	100	1,400
DeVry, Inc.	1,100	67,166
H&R Block, Inc.	19,100	411,032
Hillenbrand, Inc.	600	11,010
ITT Educational Services, Inc.*§	400	38,748
		582,826
Diversified Financial Services (0.1%)
IntercontinentalExchange, Inc.*	100	9,548
JPMorgan Chase & Co.	300	11,682
Moody’s Corp.§	800	22,072
MSCI, Inc. Class A*	400	11,824
The NASDAQ OMX Group, Inc.*	600	10,794
		65,920
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	24,900	631,464
Fairpoint Communications, Inc.*§	77	4
Verizon Communications, Inc.	18,400	541,328
		1,172,796
Electric Utilities (1.1%)
Allegheny Energy, Inc.	400	8,380
American Electric Power Co., Inc.	100	3,465
Exelon Corp.	4,400	200,728

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
FirstEnergy Corp.	8,200	$357,684
PPL Corp.	1,200	35,388
Southern Co.	100	3,200
		608,845
Electrical Equipment (0.3%)
AMETEK, Inc.	200	7,288
Emerson Electric Co.	1,900	78,926
First Solar, Inc.*§	300	33,990
General Cable Corp.*§	200	5,820
SunPower Corp. Class A*§	400	8,156
		134,180
Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	700	19,621
Amphenol Corp. Class A	400	15,936
Avnet, Inc.*	300	7,932
Checkpoint Systems, Inc.*	300	4,812
Corning, Inc.	3,500	63,280
Dolby Laboratories, Inc. Class A*§	300	15,099
FLIR Systems, Inc.*	700	20,706
Ingram Micro, Inc. Class A*	200	3,380
Jabil Circuit, Inc.	600	8,688
SYNNEX Corp.*§	300	7,941
		167,395
Energy Equipment & Services (0.4%)
Atwood Oceanics, Inc.*	300	10,056
Baker Hughes, Inc.§	200	9,056
Cameron International Corp.*	500	18,830
Diamond Offshore Drilling, Inc.§	100	9,153
Dresser-Rand Group, Inc.*	500	14,790
FMC Technologies, Inc.*	500	26,585
Halliburton Co.	200	5,842
National-Oilwell Varco, Inc.	200	8,180
Oceaneering International, Inc.*	300	16,410
Rowan Cos., Inc.*	200	4,296
Schlumberger, Ltd.	1,600	101,536
Smith International, Inc.§	300	9,096
Tidewater, Inc.§	100	4,682
		238,512
Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	1,200	68,916
CVS Caremark Corp.	1,300	42,081
Safeway, Inc.	157	3,525
SUPERVALU, Inc.	200	2,942
Sysco Corp.	1,400	39,186
The Kroger Co.	1,600	34,288
Wal-Mart Stores, Inc.	6,800	363,324
Walgreen Co.	2,500	90,125
Whole Foods Market, Inc.*§	600	16,332
		660,719
Food Products (1.6%)
Archer-Daniels-Midland Co.	1,203	36,054
Chiquita Brands International, Inc.*§	300	4,401
ConAgra Foods, Inc.	200	4,548
Dean Foods Co.*	700	12,341
Del Monte Foods Co.	405	4,609
General Mills, Inc.	600	42,786
H.J. Heinz Co.	5,569	242,976
Hormel Foods Corp.	1,200	46,440
Kellogg Co.	600	32,652

	Number of Shares	Value
COMMON STOCKS
Food Products
Kraft Foods, Inc. Class A*	200	$5,532
Lancaster Colony Corp.	1,955	106,645
McCormick & Co., Inc.§	300	10,890
Sara Lee Corp.	800	9,712
The Hershey Co.	8,417	306,631
Tyson Foods, Inc. Class A	400	5,528
		871,745
Gas Utilities (0.0%)
EQT Corp.	300	13,206

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	2,000	115,180
Becton, Dickinson and Co.	2,300	173,351
Boston Scientific Corp.*	1,645	14,196
CR Bard, Inc.	400	33,156
DENTSPLY International, Inc.§	300	10,059
Edwards Lifesciences Corp.*	100	8,962
Hologic, Inc.*	500	7,535
Hospira, Inc.*	300	15,192
Invacare Corp.§	200	5,008
Kinetic Concepts, Inc.*§	1,500	61,935
Medtronic, Inc.	3,300	141,537
ResMed, Inc.*§	400	20,456
St. Jude Medical, Inc.*	1,000	37,730
STERIS Corp.	3,500	91,280
Stryker Corp.	15,000	778,800
Thoratec Corp.*§	300	8,505
Varian Medical Systems, Inc.*	500	25,145
Zimmer Holdings, Inc.*	100	5,632
		1,553,659
Health Care Providers & Services (4.3%)
Aetna, Inc.	400	11,988
AmerisourceBergen Corp.	700	19,082
CIGNA Corp.	200	6,754
Community Health Systems, Inc.*§	300	9,786
Coventry Health Care, Inc.*	300	6,864
DaVita, Inc.*	200	11,952
Express Scripts, Inc.*	700	58,702
Henry Schein, Inc.*§	500	27,025
Humana, Inc.*	32,200	1,565,564
Kindred Healthcare, Inc.*	200	3,382
Laboratory Corp. of America Holdings*	200	14,220
Lincare Holdings, Inc.*§	300	11,046
McKesson Corp.	500	29,410
Medco Health Solutions, Inc.*	4,600	282,808
Omnicare, Inc.	300	7,500
Patterson Cos., Inc.*	400	11,424
Quest Diagnostics, Inc.	500	27,835
Tenet Healthcare Corp.*	2,000	11,080
UnitedHealth Group, Inc.	1,800	59,400
WellPoint, Inc.*	1,600	101,952
		2,277,774
Health Care Technology (0.1%)
Cerner Corp.*	300	22,695
IMS Health, Inc.	400	8,656
		31,351
Hotels, Restaurants & Leisure (1.3%)
Brinker International, Inc.	500	8,160
Carnival Corp.*	700	23,331
Darden Restaurants, Inc.	2,513	92,880

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure
International Game Technology	500	$9,170
McDonald’s Corp.	2,900	181,047
P.F. Chang’s China Bistro, Inc.*§	198	7,643
Panera Bread Co. Class A*	167	11,927
Royal Caribbean Cruises, Ltd.*§	400	10,436
Starbucks Corp.*	13,200	287,628
Wendy’s/Arby’s Group, Inc. Class A	1,400	6,454
WMS Industries, Inc.*	300	11,124
Yum! Brands, Inc.	1,400	47,894
		697,694
Household Durables (0.1%)
American Greetings Corp. Class A	200	3,696
Garmin, Ltd.§	1,000	32,310
Leggett & Platt, Inc.	914	16,690
Newell Rubbermaid, Inc.	500	6,785
Tupperware Brands Corp.	100	4,246
		63,727
Household Products (3.1%)
Clorox Co.	400	23,668
Colgate-Palmolive Co.	3,800	304,114
Kimberly-Clark Corp.	12,000	712,680
The Procter & Gamble Co.	10,200	627,810
		1,668,272
Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	200	6,456
Mirant Corp.*	300	4,221
Ormat Technologies, Inc.§	200	6,884
The AES Corp.*	1,600	20,208
		37,769
Industrial Conglomerates (0.8%)
3M Co.	4,400	354,156
Carlisle Cos., Inc.	400	13,408
General Electric Co.	300	4,824
McDermott International, Inc.*	2,300	54,326
		426,714
Insurance (0.4%)
Aflac, Inc.	1,400	67,802
American International Group, Inc.*§	300	7,269
Arthur J. Gallagher & Co.	466	10,508
Axis Capital Holdings, Ltd.	400	11,520
Chubb Corp.	100	5,000
CNA Financial Corp.*	300	7,047
First American Corp.	500	14,785
Genworth Financial, Inc. Class A*	800	11,072
HCC Insurance Holdings, Inc.	100	2,710
Lincoln National Corp.	400	9,832
Loews Corp.	120	4,293
MetLife, Inc.	200	7,064
Principal Financial Group, Inc.	600	13,830
Prudential Financial, Inc.	800	39,992
Unum Group	200	3,914
		216,638
Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	1,100	137,951
Expedia, Inc.*	600	12,846
NetFlix, Inc.*§	300	18,675

	Number of Shares	Value
COMMON STOCKS
Internet & Catalog Retail
priceline.com, Inc.*§	400	$78,140
		247,612
Internet Software & Services (2.0%)
Akamai Technologies, Inc.*§	300	7,410
AOL, Inc.*	45	1,079
eBay, Inc.*	800	18,416
Google, Inc. Class A*	1,700	900,014
Sohu.com, Inc.*	1,100	55,385
VeriSign, Inc.*	2,900	66,439
Yahoo!, Inc.*	3,100	46,531
		1,095,274
IT Services (1.3%)
Automatic Data Processing, Inc.	1,200	48,948
Broadridge Financial Solutions, Inc.	700	15,204
Cognizant Technology Solutions Corp. Class A*	1,000	43,660
Computer Sciences Corp.*	100	5,130
Fidelity National Information Services, Inc.	500	11,780
Fiserv, Inc.*	300	13,512
Genpact, Ltd.*	600	8,322
Global Payments, Inc.	4,444	197,758
Hewitt Associates, Inc. Class A*	500	19,740
Lender Processing Services, Inc.	600	23,256
Mastercard, Inc. Class A	500	124,950
Paychex, Inc.§	1,300	37,687
SAIC, Inc.*	800	14,664
The Western Union Co.	1,700	31,518
Visa, Inc. Class A	1,200	98,436
Wright Express Corp.*	300	8,808
		703,373
Leisure Equipment & Products (0.1%)
Mattel, Inc.	2,900	57,188

Life Sciences Tools & Services (1.9%)
Life Technologies Corp.*	300	14,913
Millipore Corp.*	100	6,897
Pharmaceutical Product Development, Inc.§	300	7,008
Thermo Fisher Scientific, Inc.*	300	13,845
Waters Corp.*	16,700	951,566
		994,229
Machinery (0.7%)
Bucyrus International, Inc.	200	10,476
Caterpillar, Inc.	800	41,792
Crane Co.	300	9,156
Danaher Corp.	500	35,675
Deere & Co.	200	9,990
Donaldson Co., Inc.	1,100	42,064
Dover Corp.	300	12,864
Flowserve Corp.	300	27,051
Illinois Tool Works, Inc.	400	17,436
Lincoln Electric Holdings, Inc.	200	9,766
Navistar International Corp.*	1,700	62,883
Oshkosh Corp.	100	3,607
PACCAR, Inc.§	800	28,824
Pall Corp.	200	6,894
The Manitowoc Co., Inc.§	3,000	32,700
The Timken Co.	200	4,482
		355,660
Marine (0.0%)
Kirby Corp.*§	300	9,732

	Number of Shares	Value
COMMON STOCKS
Media (1.2%)
Comcast Corp. Class A	19,400	$307,102
CTC Media, Inc.*	400	5,400
DIRECTV Class A*	3,650	110,777
DISH Network Corp. Class A	100	1,826
Liberty Global, Inc. Class A*	200	5,076
Liberty Media Corp. - Starz Series A*	50	2,345
Omnicom Group, Inc.	900	31,770
Scripps Networks Interactive, Inc. Class A	300	12,810
The McGraw-Hill Cos., Inc.	4,573	162,113
The Walt Disney Co.	172	5,083
Time Warner, Inc.	100	2,745
		647,047
Metals & Mining (1.2%)
Alcoa, Inc.	1,200	15,276
Allegheny Technologies, Inc.§	100	4,085
Cliffs Natural Resources, Inc.§	200	7,990
Compass Minerals International, Inc.	100	6,304
Freeport-McMoRan Copper & Gold, Inc.	7,800	520,182
Newmont Mining Corp.	1,300	55,718
Nucor Corp.	200	8,160
Schnitzer Steel Industries, Inc. Class A	200	8,100
Southern Copper Corp.	500	13,315
Walter Energy, Inc.	300	19,476
		658,606
Multi-Utilities (1.4%)
CenterPoint Energy, Inc.	600	8,370
NSTAR§	5,542	190,312
PG&E Corp.	200	8,448
Public Service Enterprise Group, Inc.	17,000	520,030
Sempra Energy	211	10,708
Xcel Energy, Inc.	200	4,156
		742,024
Multiline Retail (3.9%)
99 Cents Only Stores*	300	3,912
Big Lots, Inc.*	600	17,046
Dollar Tree, Inc.*	10,500	519,960
Family Dollar Stores, Inc.	2,500	77,200
J.C. Penney Co., Inc.	400	9,932
Kohl’s Corp.*	25,700	1,294,509
Nordstrom, Inc.	300	10,362
Target Corp.	2,744	140,685
		2,073,606
Oil, Gas & Consumable Fuels (1.1%)
Alpha Natural Resources, Inc.*	500	20,305
Anadarko Petroleum Corp.	100	6,378
Apache Corp.	100	9,877
Chesapeake Energy Corp.	100	2,478
Chevron Corp.	300	21,636
ConocoPhillips	400	19,200
Consol Energy, Inc.	600	27,966
Devon Energy Corp.	100	6,691
Exxon Mobil Corp.	4,200	270,606
Murphy Oil Corp.	100	5,108
Newfield Exploration Co.*	200	9,788
Occidental Petroleum Corp.	1,300	101,842
Peabody Energy Corp.	600	25,272
Petrohawk Energy Corp.*	700	15,631
SandRidge Energy, Inc.*§	100	846
Southwestern Energy Co.*	800	34,304
Valero Energy Corp.	200	3,684

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.	400	$3,564
XTO Energy, Inc.	100	4,457
		589,633
Paper & Forest Products (0.0%)
International Paper Co.	200	4,582

Personal Products (2.4%)
Avon Products, Inc.	1,000	30,140
Herbalife, Ltd.	600	23,310
Mead Johnson Nutrition Co. Class A	1,000	45,230
The Estee Lauder Cos., Inc. Class A	22,800	1,197,456
		1,296,136
Pharmaceuticals (3.9%)
Abbott Laboratories	4,100	217,054
Allergan, Inc.	1,000	57,500
Bristol-Myers Squibb Co.	12,300	299,628
Eli Lilly & Co.	1,200	42,240
Johnson & Johnson	19,500	1,225,770
Merck & Co., Inc.	5,130	195,863
Mylan, Inc.*	1,300	23,699
Pfizer, Inc.	641	11,961
Valeant Pharmaceuticals International*	400	13,388
		2,087,103
Professional Services (0.1%)
Dun & Bradstreet Corp.	100	7,897
FTI Consulting, Inc.*	300	12,435
Verisk Analytics, Inc.*	800	22,496
		42,828
Real Estate Investment Trusts (0.0%)
Walter Investment Management Corp.§	36	489

Road & Rail (0.1%)
CSX Corp.	200	8,572
Knight Transportation, Inc.§	300	5,430
Union Pacific Corp.	700	42,350
		56,352
Semiconductors & Semiconductor Equipment (6.9%)
Advanced Micro Devices, Inc.*§	1,100	8,206
Altera Corp.	700	14,924
Analog Devices, Inc.	900	24,264
Broadcom Corp. Class A*	1,400	37,408
Cree, Inc.*	200	11,182
Cypress Semiconductor Corp.*	1,000	10,050
Intel Corp.	24,400	473,360
Intersil Corp. Class A	500	6,735
Lam Research Corp.*	200	6,602
Linear Technology Corp.§	29,100	759,510
Marvell Technology Group, Ltd.*	4,700	81,921
Maxim Integrated Products, Inc.	900	15,732
Microchip Technology, Inc.§	400	10,324
Micron Technology, Inc.*	1,400	12,208
Novellus Systems, Inc.*	400	8,360
NVIDIA Corp.*	1,600	24,624
Silicon Laboratories, Inc.*	300	12,672
Tessera Technologies, Inc.*	200	3,434
Texas Instruments, Inc.	77,700	1,748,250
Xilinx, Inc.	16,800	396,144
		3,665,910

	Number of Shares	Value
COMMON STOCKS
Software (7.5%)
Activision Blizzard, Inc.*	1,500	$15,240
Adobe Systems, Inc.*	1,400	45,220
Autodesk, Inc.*	600	14,274
BMC Software, Inc.*	1,800	69,552
CA, Inc.	700	15,428
Citrix Systems, Inc.*	400	16,620
Electronic Arts, Inc.*	1,000	16,280
Intuit, Inc.*	800	23,688
McAfee, Inc.*	300	11,310
Microsoft Corp.	68,200	1,921,876
Novell, Inc.*	1,500	6,705
Oracle Corp.	22,000	507,320
Red Hat, Inc.*	46,000	1,252,120
Salesforce.com, Inc.*§	400	25,420
Sybase, Inc.*§	400	16,268
Symantec Corp.*	2,200	37,290
VMware, Inc. Class A*§	300	13,623
		4,008,234
Specialty Retail (4.2%)
Aaron’s, Inc.§	300	8,358
Advance Auto Parts, Inc.	18,600	733,770
Aeropostale, Inc.*	400	13,156
AutoNation, Inc.*§	300	5,400
Barnes & Noble, Inc.§	300	5,244
Bed Bath & Beyond, Inc.*	700	27,090
Best Buy Co., Inc.	9,800	359,170
Dick’s Sporting Goods, Inc.*	400	8,948
Foot Locker, Inc.	600	6,774
GameStop Corp. Class A*§	600	11,862
Guess?, Inc.	300	11,913
Home Depot, Inc.	500	14,005
Lowe’s Cos., Inc.	1,100	23,815
O’Reilly Automotive, Inc.*	300	11,340
Penske Auto Group, Inc.*§	200	2,812
PetSmart, Inc.	500	12,875
RadioShack Corp.§	300	5,856
Rent-A-Center, Inc.*	200	4,000
Ross Stores, Inc.	11,300	519,009
Staples, Inc.	1,800	42,228
The Buckle, Inc.§	200	6,068
The Gap, Inc.	12,900	246,132
The Gymboree Corp.*§	200	7,802
The Sherwin-Williams Co.	1,000	63,350
Tiffany & Co.	200	8,122
TJX Cos., Inc.	2,700	102,627
Williams-Sonoma, Inc.	500	9,490
		2,271,216
Textiles, Apparel & Luxury Goods (1.5%)
Coach, Inc.	800	27,904
NIKE, Inc. Class B	11,252	717,315
Phillips-Van Heusen Corp.	300	11,787
Polo Ralph Lauren Corp.	400	32,800
The Warnaco Group, Inc.*	800	30,976
		820,782
Tobacco (1.9%)
Altria Group, Inc.	5,200	103,272
Lorillard, Inc.	500	37,850
Philip Morris International, Inc.	19,600	891,996
Reynolds American, Inc.	100	5,320
		1,038,438

	Number of Shares	Value
COMMON STOCKS
Trading Companies & Distributors (0.0%)
Fastenal Co.§	200	$8,296
WW Grainger, Inc.§	100	9,928
		18,224
Water Utilities (0.0%)
American Water Works Co., Inc.	200	4,360

Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	1,400	59,430
Crown Castle International Corp.*	200	7,388
NII Holdings, Inc.*	500	16,370
Syniverse Holdings, Inc.*	200	3,362
United States Cellular Corp.*	161	5,888
		92,438
TOTAL COMMON STOCKS (Cost $48,063,036)		51,154,938

SHORT-TERM INVESTMENTS (8.1%)
State Street Navigator Prime Portfolio§§	1,785,815	1,785,815

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/01/10	$2,552	2,552,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,337,815)		4,337,815

TOTAL INVESTMENTS AT VALUE (103.7%) (Cost $52,400,851)		55,492,753

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.7%)		(1,968,061)

NET ASSETS (100.0%)		$53,524,692

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$51,154,938	$—	$—	$51,154,938
Short-Term Investments	1,785,815	2,552,000	—	4,337,815
Other Financial Instruments*	—	—	—	—
	$52,940,753	$2,552,000	$—	$55,492,753

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $52,400,851, $4,040,401, $(948,499) and $3,091,902, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                  Controls and Procedures

(a)                    As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                  Exhibits

1.                             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2010